The Company and Summary of Significant Accounting Policies (Details 3) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross Amount	$ 21,406,000	$ 17,119,000	$ 13,086
Accumulated Amortization	6,546,000	5,587,000	(3,972)
Distributor Organizations [Member]
Gross Amount	10,345,000	8,425,000	6,825
Accumulated Amortization	4,684,000	4,169,000	(3,157)
Trademarks [Member]
Gross Amount	4,341,000	3,841,000	2,741
Accumulated Amortization	200,000	113,000	(66)
Customer Relationships [Member]
Gross Amount	6,000,000	4,133,000	3,500
Accumulated Amortization	1,555,000	1,248,000	(729)
Software Development [Member]
Gross Amount		700
Accumulated Amortization		(37)
Other [Member]
Gross Amount		20	20
Accumulated Amortization		$ (20)	$ (20)